Statements of Changes in Convertible Preferred Stock and Stockholders' Deficit (Unaudited) - USD ($) $ in Thousands	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2021	13,525,560	5,708,030
Balance at Dec. 31, 2021	$ 61,071	$ 0	$ 754	$ (67,440)	$ (66,686)
Stock based compensation expense	0	0	427	0	427
Net loss	$ 0	$ 0	0	(27,552)	(27,552)
Balance (in shares) at Dec. 31, 2022	15,360,787	5,720,009
Balance at Dec. 31, 2022	$ 70,603	$ 0	1,215	(94,992)	(93,777)
Stock based compensation expense	0	0	454	0	454
Net loss	$ 0	$ 0	0	(1,848)	(1,848)
Balance (in shares) at Sep. 30, 2023	15,360,787	5,720,009
Balance at Sep. 30, 2023	$ 70,603	$ 0	1,669	(96,840)	(95,171)
Balance (in shares) at Dec. 31, 2022	15,360,787	5,720,009
Balance at Dec. 31, 2022	$ 70,603	$ 0	1,215	(94,992)	(93,777)
Stock based compensation expense	0	0	603	0	603
Net loss	$ 0	$ 0	0	18,691	18,691
Balance (in shares) at Dec. 31, 2023	15,360,787	5,720,009
Balance at Dec. 31, 2023	$ 70,603	$ 0	1,818	(76,301)	(74,483)
Balance (in shares) at Jun. 30, 2023	15,360,787	5,720,009
Balance at Jun. 30, 2023	$ 70,603	$ 0	1,515	(94,008)	(92,493)
Stock based compensation expense	0	0	154	0	154
Net loss	$ 0	$ 0	0	(2,832)	(2,832)
Balance (in shares) at Sep. 30, 2023	15,360,787	5,720,009
Balance at Sep. 30, 2023	$ 70,603	$ 0	1,669	(96,840)	(95,171)
Balance (in shares) at Dec. 31, 2023	15,360,787	5,720,009
Balance at Dec. 31, 2023	$ 70,603	$ 0	1,818	(76,301)	(74,483)
Stock based compensation expense	0	0	562	0	562
Net loss	$ 0	$ 0	0	(13,483)	(13,483)
Balance (in shares) at Sep. 30, 2024	15,360,787	5,720,009
Balance at Sep. 30, 2024	$ 70,603	$ 0	2,380	(89,784)	(87,404)
Balance (in shares) at Jun. 30, 2024	15,360,787	5,720,009
Balance at Jun. 30, 2024	$ 70,603	$ 0	2,181	(83,009)	(80,828)
Stock based compensation expense	0	0	199	0	199
Net loss	$ 0	$ 0	0	(6,775)	(6,775)
Balance (in shares) at Sep. 30, 2024	15,360,787	5,720,009
Balance at Sep. 30, 2024	$ 70,603	$ 0	$ 2,380	$ (89,784)	$ (87,404)